Derivative Financial Instruments - Not designated as Hedging Instruments - Net effect on the Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative, Net	$ 33,655,000	$ 10,104,000	$ (3,148,000)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative, Net	33,700,000	10,100,000
Interest Rate Swap [Member] | Net Realized and Unrealized Gain/ (Loss) Recognized on Statement of Income Location [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative, Net	$ 33,655,000	$ 10,104,000